Segment Reporting - Schedule of Segment Reporting Information, by Segment (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Selling, General and Administrative Expenses [Member]
Schedule of Segment Reporting Information, by Segment [Line Items]
Employee compensation, excluding share-based compensation						$ 12,906	$ 22,453
Share-based compensation		$ 339	$ 793	$ 798	$ 1,671	2,276	(6,464)
Collaboration Warrants							1,981
Other selling, general and administrative	[1]					21,138	31,525
Total selling, general and administrative						36,320	49,495
Research and Development Expense [Member]
Schedule of Segment Reporting Information, by Segment [Line Items]
Employee compensation, excluding share-based compensation						8,521	9,640
Share-based compensation		$ 43	$ (173)	$ (10)	$ 188	191	750
Other research and development	[2]					7,623	10,638
Total research and development						$ 16,335	$ 21,028

[1]	Other SG&A expense primarily consists of professional and consulting fees, facilities and other related costs and other administrative expenses.
[2]	Other R&D expense primarily consists of direct R&D costs, prototyping and testing expenses.